Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ 4,451	$ 4,843
Ending balance		4,457	4,428
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(88)	3
Other comprehensive income (loss), before reclassifications		37	17
Amounts reclassified from other comprehensive income (loss)		28	(36)
Other comprehensive income (loss)	[1]	65	(19)
Ending balance		(23)	(16)
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,036)	(947)
Other comprehensive income (loss), before reclassifications			(13)
Amounts reclassified from other comprehensive income (loss)		30	39
Other comprehensive income (loss)	[1]	30	26
Ending balance		(1,006)	(921)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(490)	(806)
Other comprehensive income (loss), before reclassifications		(266)	167
Other comprehensive income (loss)	[1]	(266)	167
Ending balance		(756)	(639)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(153)	(113)
Other comprehensive income (loss), before reclassifications		36	7
Other comprehensive income (loss)	[1]	36	7
Ending balance		(117)	(106)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,767)	(1,863)
Other comprehensive income (loss), before reclassifications		(193)	178
Amounts reclassified from other comprehensive income (loss)		58	3
Other comprehensive income (loss)	[1]	(135)	181
Ending balance		$ (1,902)	$ (1,682)

[1]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(1) million and $3 million for the six months ended June 30, 2017 and 2016, respectively.